Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 27, 2016	Dec. 27, 2014
Current:
Federal	$ 414
State and local	11
Foreign	247
Total current	672
Deferred:
Federal	(379)
State and local	(3)
Foreign	0
Total deferred income tax expense (benefit)	(382)
Income tax expense (benefit)	$ 290
(Predecessor)
Current:
Federal		$ (926)	$ 7,340	$ 1,413	$ 51
State and local		101	415	135	49
Foreign		343	695	454	737
Total current		(482)	8,450	2,002	837
Deferred:
Federal		(3,443)	(4,172)	4,796	8,351
State and local		(470)	259	686	585
Foreign		61	33	23	(150)
Total deferred income tax expense (benefit)		(3,852)	(3,880)	5,505	8,786
Income tax expense (benefit)		$ (4,334)	$ 4,570	$ 7,507	$ 9,623